DEBT - Components (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Debt
Short-term Debt	$ 20,106	¥ 130,815	¥ 298,291
Total		130,815	298,291
Long-term bank borrowings, non-current portion	$ 756,463	4,921,774
Long-term debt		4,921,774
Bank borrowings
Debt
Long-term bank borrowings, current portion		131
Short-term Debt		130,684	¥ 298,291
Bank borrowings
Debt
Long-term bank borrowings, non-current portion		1,894,722
Convertible senior notes
Debt
Long-term debt		¥ 3,027,052